Subsequent Events	5 Months Ended	12 Months Ended
	Oct. 15, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
The Company evaluated subsequent events through January 3, 2024, the date the quarterly financial statements were available to be issued and determined there were no additional items that required further disclosure or recognition, with the exception of additional financing.
On October 20, 2023 and December 29, 2023, the Company received $5,000 on each date in additional debt proceeds under Tranche 2 from Silverview Credit Partners LP to fund expansion, which will bear interest at 15% and will be payable in full on June 7, 2027.
On November 22, 2023, the Company and Banyan Acquisition Corporation entered into a Second Amended and Restated Business Combination Agreement (“2nd Amended BCA”), which amends and restates the Amended BCA, dated as of September 26, 2023. Pursuant to the Second Amended BCA, holders of common stock of Pinstripes prior to the closing of the Business Combination (excluding holders of common stock issued in connection with the conversion of the Series I Convertible Preferred Stock of Pinstripes) would receive an aggregate of 4,000,000 shares of New Pinstripes Class B Common Stock (pro rata to each such holder’s entitlement to consideration in connection with the Merger) as set forth on an allocation schedule to be delivered by Pinstripes to Banyan at least three business days prior to the Closing, which shares shall be subject to the vesting and forfeiture conditions and restrictions on transfer as implemented in the Proposed Charter by the issuance of shares of New Pinstripes Series B-3 Common Stock, which shall convert into shares of New Pinstripes Class A Common Stock upon the satisfaction of the vesting conditions described herein. In addition, the amendment also provides that a number of shares equal to the number of shares that the Sponsor will forfeit in connection with the Closing, in accordance with the amended sponsor letter agreement, will be issued to the holders of common stock of Pinstripes prior to the closing of the Business Combination as merger consideration.
On December 4, 2023, Granite Creek exercised its outstanding warrants of 111,619 and 48,530 at an exercise price of $0.01 and $0.001, respectively.
On December 29, 2023, the Company entered into a definitive agreement with Oaktree Capital Management, L.P. (“Oaktree”) under which the Company issued Senior Secured Notes (“Senior Notes") to Oaktree, which mature in five years on December 29, 2028. The principal payment is due at maturity. The agreement provides for Senior Notes up to $90,000,000 in the aggregate to be funded in two issuances as follows (a) an initial purchase of $50,000,000 of Senior Notes (“Initial Notes”) at the closing of the BCA agreement, which occurred on December 29, 2023, and (b) an additional purchase of $40,000,000 of Senior Notes in the sole discretion of Oaktree to be issued no earlier than nine months and no later than 12 months after the BCA closing date (“Additional Notes”). The Company will use the proceeds from the Senior Notes for general business purposes, including the settlement of BCA related transaction costs. The Senior Notes will accrue on a daily basis calculated based on a 360-day year at a rate per annum equal to (i) 12.5% payable in arrears, at Pinstripes’ option either in cash or in kind (subject to certain procedures and conditions); provided that the interest payable in respect of any period following December 31, 2024, interest under this clause (i) will be required to be paid solely in cash, plus (ii) 7.5% payable quarterly in arrears, at Pinstripes’ option, either in cash or in kind (subject to certain procedures and conditions). The Senior Notes are collateralized by the assets and equity of the business, subject to intercreditor agreements with Silverview and Granite Creek. The Silverview and Granite Creek Notes were amended as part of the issuance of the Senior Notes. The Silverview and Granite Creek Notes were amended to include Oaktree in the intercreditor agreements and align the measurement periods for the financial covenants of all Notes. The Senior Notes, along with the amended Silverview and Granite Creek Notes, require the Company to maintain certain financial covenants, as defined. The first covenant measurement period is ending on January 6, 2025.
In conjunction with the issuance Initial Notes, Oaktree will be granted fully detachable warrants for 2,500,000 shares of common stock of New Pinstripes at a strike price equal to $0.01 per share. In the event that the volume-weighted average price per share of New Pinstripes’ common stock during the period commencing on the 91st day after the BCA is completed and ending 90 days thereafter is less than $8.00 per share or $6.00 per share, Oaktree will be granted additional warrants for 187,500 shares or 412,500 shares, respectively, of common stock of New Pinstripes at a strike price equal to $0.01 per share. These warrants may be exercised at any time for 10 years following the closing date.
Upon the purchase of the Additional Notes, Oaktree will be granted additional detachable warrants for 1,750,000 shares of common stock of New Pinstripes at a strike price equal to $0.01 per share. If Additional Notes are purchased and the volume-weighted average price per share of New Pinstripes’ common stock during the period commencing on the 91st day after the BCA is completed and ending 90 days thereafter is less than $6.00 per share, Oaktree will be granted additional warrants of 150,000 shares of common stock of New Pinstripes at a strike price equal to $0.01 per share. These warrants may be exercised at any time for 10 years following the closing date.
Subsequent Events
The Company evaluated subsequent events through August 31, 2023, the date the financial statements were available to be issued and determined there were no additional items that required further disclosure or recognition, with the exception of the execution on June 22, 2023 of a Business Combination Agreement with Banyan Acquisition Corporation. Pursuant to the agreement, it is anticipated that the Company will merge with Banyan Acquisition Corporation. The Company anticipates the Business Combination will close in the third quarter of fiscal year 2024. Concurrently with the execution of the Agreement, affiliates of the Sponsor of Banyan Acquisition Corporation entered into a securities purchase agreement with the Company to provide $18,000 of bridge financing in the form of Series I Convertible Preferred Stock. The shares of Series I Convertible Preferred Stock will convert into the Company’s Common Stock in connection with the consummation of the Business Combination. On June 2023, affiliates of the Sponsor of Banyan Acquisition Company provided an additional $1,900 of bridge financing in the form of Series I Convertible
Preferred Stock. On August 1, 2023, affiliates of the Sponsor of Banyan Acquisition Company provided an additional $1,380 of bridge financing in the form of Series I Convertible Preferred Stock. These shares of Series I
Convertible Preferred Stock will also convert into the Company’s Common Stock in connection with the consummation of the Business Combination.
In June 2023, the Company amended a lease with a landlord that resulted in a rent abatement of $4,318 and a rent deferral of $4,500. These amounts were included in Accrued Occupancy Costs (see Note 7) as of April 30, 2023 The deferral of $4,500 is payable in equal monthly installments over the next five years.
On July 27, 2023, the Company entered into a term loan agreement with Granite Creek Capital Partners, LLC, that provided $5,000 in additional debt financing for development of new locations that matures on April 19, 2028 at an interest rate of 12%, repayable in quarterly installments beginning September 30, 2024. Additionally, on July 27, 2023, the Company received $1,000 in additional debt proceeds from Silverview Credit Partners LP to fund expansion with an interest rate of 15% and maturity date of June 7, 2027.

NOTE 11 — SUBSEQUENT EVENTS
The Company has evaluated subsequent events to determine if events or transactions occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements which have not been previously adjusted or disclosed within the financial statements.